OPERATING SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
OPERATING SEGMENT INFORMATION
NOTE 4 - OPERATING SEGMENT INFORMATION
Packaging and Automotive Rolled Products (P&ARP)
P&ARP supplies thin-gauge rolled aluminium products to the packaging market with canstock and closure stock for the beverage and food industry, foilstock for the flexible packaging market and to the automotive market with a number of technically sophisticated applications, such as automotive body sheet and heat exchanger materials. P&ARP operates four facilities in three countries and had approximately 4,200 employees at December 31, 2023.
Aerospace and Transportation (A&T)
A&T supplies thick-gauge rolled aluminium products and limited volumes of extruded products to the aerospace market, as well as thick-gauge rolled products for transportation, industry and defense end-uses. A&T operates five facilities in three countries and had approximately 3,400 employees at December 31, 2023.
Automotive Structures and Industry (AS&I)
AS&I supplies hard and soft aluminium alloy extruded profiles for a range of industry applications in the automotive, engineering, rail and other transportation end-markets, and technologically advanced structural components to the automotive industry. AS&I operates sixteen facilities in ten countries and had approximately 4,100 employees at December 31, 2023.
Holdings & Corporate (H&C)
Holdings & Corporate includes the costs of our corporate support functions and our technology centers.
Intersegment elimination
Intersegment transactions are conducted on an arm’s length basis and reflect market prices.
4.1 Segment Revenue

	Year ended December 31,
	2023			2022			2021
(in millions of Euros)	Segment revenue	Inter-segment elimination	External revenue	Segment revenue	Inter-segment elimination	External revenue	Segment revenue	Inter-segment elimination	External revenue
P&ARP	3,898	(19)	3,879	4,664	(9)	4,655	3,698	(10)	3,688
A&T	1,728	(14)	1,714	1,700	(55)	1,645	1,142	(40)	1,102
AS&I	1,630	(3)	1,627	1,861	(41)	1,820	1,383	(21)	1,362
H&C	19	—	19	—	—	—	—	—	—
Segment revenue	7,275	(36)	7,239	8,225	(105)	8,120	6,223	(71)	6,152
4.2 Segment Adjusted EBITDA and reconciliation of Adjusted EBITDA to Net Income
Constellium’s chief operating decision-maker measures the profitability and financial performance of its operating segments based on Adjusted EBITDA. Adjusted EBITDA is defined as income / (loss) from continuing operations before income taxes, results from joint ventures, net finance costs, other expenses and depreciation, amortization as adjusted to exclude restructuring costs, impairment charges, unrealized gains or losses on derivatives and on foreign exchange differences on transactions that do not qualify for hedge accounting, metal price lag, share-based compensation expense, effects of certain purchase accounting adjustments, start-up and development costs or acquisition, integration and separation costs, certain incremental costs and other exceptional, unusual or generally non-recurring items.

		Year ended December 31,
(in millions of Euros)	Notes	2023	2022	2021
P&ARP		283	326	344
A&T		324	217	111
AS&I		133	149	142
H&C		(27)	(19)	(16)
Adjusted EBITDA		713	673	581
Metal price lag (A)		(86)	(29)	187
Share based compensation costs	29	(20)	(18)	(15)
Gains / (losses) on pension plan amendments (B)	23	—	47	(32)
Depreciation and amortization	15, 16	(294)	(287)	(267)
Restructuring costs	8	—	(1)	(3)
Unrealized (losses) / gains on derivatives		(3)	(46)	35
Unrealized exchange (losses) / gains from the remeasurement of monetary assets and liabilities – net	8	(2)	(1)	1
Gains / (losses) on disposal (C)	8	29	(4)	(3)
Income from operations		337	334	484
Finance costs - net	10	(141)	(131)	(167)
Income before tax		196	203	317
Income tax (expense) / benefit	11	(67)	105	(55)
Net income		129	308	262
(A)Metal price lag represents the financial impact of the timing difference between when aluminium prices included within Constellium's Revenue are established and when aluminium purchase prices included in Cost of sales are established. The Group accounts for inventory using a weighted average price basis and this adjustment aims to remove the effect of volatility in LME prices. The calculation of the Group metal price lag adjustment is based on a standardized methodology calculated at each of Constellium’s manufacturing sites and is primarily calculated as the average value of product recorded in inventory, which approximates the spot price in the market, less the average value transferred out of inventory, which is the weighted average of the metal element of cost of sales, based on the quantity sold in the year.
(B)In the year ended December 31, 2022 the Group recognized a net gain of €47 million from past service cost as a result from a new 3-year collective bargaining agreement between Constellium Rolled Products Ravenswood and the United Steelworkers Local Union 5668 entered in October 2022. The agreement resulted in changes in OPEB and pension benefits that were accounted for as a plan amendment in the year ended December 31, 2022. (see Note 23.6 Ravenswood plan amendment).
In the year ended December 31, 2021, the Group recognized a loss of €31 million from past service cost following an adverse decision of the Fourth Circuit Court in the dispute between Constellium Rolled Products Ravenswood, LLC and the United Steelworkers Local Union 5668 over the transfer of certain participants in the Constellium Rolled Products Ravenswood Retiree Medical and Life Insurance Plan to a third-party health network. (see Note 23.7 Ravenswood OPEB dispute).
(C)In the year ended December 31, 2023, gains and losses on disposals net of transaction costs included a €5 million loss related to the sale of Constellium Ussel S.A.S. completed on February 2, 2023 and a €36 million gain related to the sale of Constellium Extrusions Deutschland GmbH completed on September 29, 2023 (See NOTE 30 - Disposal of subsidiaries).
4.3 Segment capital expenditures

	Year ended December 31,
(in millions of Euros)	2023	2022	2021
P&ARP	(168)	(127)	(94)
A&T	(95)	(78)	(70)
AS&I	(69)	(62)	(62)
H&C	(5)	(6)	(6)
Capital expenditures	(337)	(273)	(232)
4.4 Segment assets

	At December 31,
(in millions of Euros)	2023	2022
P&ARP	2,102	2,187
A&T	1,087	1,081
AS&I	673	727
H&C	313	456
Segment assets	4,175	4,451
Deferred income tax assets	252	271
Cash and cash equivalents	202	166
Other financial assets	32	39
Assets of disposal group classified as held for sale	—	14
Total Assets	4,661	4,941
4.5 Information about major customers
Revenue in the P&ARP segment from sales to the Group’s largest customer, which we serve through a number of contracts across our sites, was €734 million, €839 million and €692 million for the years ended December 31, 2023, 2022 and 2021, respectively. No other single customer contributed 10% or more to the Group’s revenue for 2023, 2022 and 2021.